Remuneration and other benefits paid to the Bank’s directors and senior managers	12 Months Ended
Dec. 31, 2019
Related party transactions key personnel
Remuneration and other benefits paid to the Bank's directors and senior managers
Remuneration and other benefits paid to the Bank’s directors and senior managers
The following section contains qualitative and quantitative disclosures on the remuneration paid to the members of the board of directors -both executive and non-executive directors- and senior managers for 2019 and 2018:
a) Remuneration of Directors
i. Bylaw-stipulated emoluments
The annual General Meeting held on 22 March 2013 approved an amendment to the Bylaws, whereby the remuneration of directors in their capacity as board members became an annual fixed amount determined by the annual General Meeting. This amount shall remain in effect unless the shareholders resolve to change it at a general meeting. However, the board of directors may elect to reduce the amount in any years in which it deems such action justified. The remuneration established by the Annual General Meeting was EUR 6 million in 2019 (same amount as in 2018), with two components: (a) an annual emolument and (b) attendance fees.
The specific amount payable for the above-mentioned items to each of the directors is determined by the Board of Directors. For such purpose, it takes into consideration the positions held by each director on the Board, their membership of the Board and the board committees and their attendance to the meetings thereof, and any other objective circumstances considered by the Board.
The total bylaw-stipulated emoluments earned by the Directors in 2019 amounted to EUR 4.9 million (EUR 4.6 million in 2018).
Annual emolument
The amounts received individually by the directors in 2019 and 2018 based on the positions held by them on the board and their membership of the board committees were as follows:

Euros
	2019	2018
Members of the board of directors	90,000	90,000
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance oversight committee	40,000	40,000
Members of the responsible banking, sustainability and culture committee	15,000	15,000
Chairman of the audit committee	70,000	70,000
Chairman of the appointments committee	50,000	50,000
Chairman of the remuneration committee	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee	70,000	70,000
Chairman of the responsible banking, sustainability and culture committee	50,000	50,000
Lead director*	110,000	110,000
Non-executive deputy chairman	30,000	30,000

*
Mr Bruce Carnegie-Brown, for duties performed as part of the board and board committees, specifically as chairman of the appointments and remuneration committees and as lead director, and for the time and dedication required to perform these duties, has been allocated a minimum total annual remuneration of EUR 700,000 since 2015, including the aforementioned annual allowances and attendance fees corresponding to him.

Attendance fees
The directors receive fees for attending board and committee meetings, excluding executive committee meetings, since no attendance fees are received for this committee.
By resolution of the board of directors, at the proposal of the remuneration committee, the fees for attending board and committee meetings - excluding, as aforementioned, executive committee meetings - were as follows:

Meeting attendance fees
Euros
	2019	2018
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance oversight committee	1,700	1,700
Other committees (except the executive committee)	1,500	1,500

ii. Salaries
The executive directors receive salaries. In accordance with the policy approved by the annual general meeting, salaries are composed of a fixed annual remuneration and a variable one, which consists in a unique incentive, which is a deferred variable remuneration plan linked to multi-year objectives, which establishes the following payment scheme:

•	40% of the variable remuneration amount, determined at year-end on the basis of the achievement of the established objectives, is paid immediately.

•
The remaining 60% is deferred over five years, to be paid in five portions, provided that the conditions of permanence in the Group and non-concurrence of the malus clauses are met, and subject to long term metrics, taking into account the following accrual scheme:

–	The accrual of the first and second portion (payment in 2021 and 2022) is conditional on none of the malus clauses being triggered.

–
The accrual of the third, fourth, and fifth portion (payment in 2023, 2024 and 2025), is linked to objectives related to the period 2019-2021 and the metrics and scales associated with these objectives. The fulfilment of the objectives determines the percentage to be paid of the deferred amount in these three annuities, which, accordingly, might not be paid, where the maximum amount is the amount determined at closing of 2019, when the total variable remuneration is approved.

•
In accordance with current remuneration policies, the amounts already paid will be subject to a possible recovery (clawback) by the Bank during the period set out in the policy in force at each moment.

The immediate payment (or short-term), as well as each deferred payment (linked to long term metrics and not linked to long-term metrics) will be settled 50% in cash and the remaining 50% in Santander shares.
iii. Detail by director
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2019 and 2018 is provided below:

Thousand euros
	2019																	2018
	Bylaw-stipulated emoluments
	Annual emolument								Short-term and deferred (not subject to long-term goals) salaries of executive directors
	BoardH	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Attendance fees and commissions
									Fixed	Variable - immediate payment		Deferred variable
										In cash	In shares	In cash	In shares	Total	Pension contribution	Other remunerationI	Total	Total
Ms Ana Botín-Sanz de Sautuola y O’Shea	90	170	—	—	—	—	15	59	3,176	1,302	1,302	781	781	7,342	1,145	1,132	9,953	10,483
Mr José Antonio Álvarez Álvarez	90	170	—	—	—	—	—	53	2,541	870	870	522	522	5,325	858	1,774	8,270	8,645
Mr Bruce Carnegie-Brown	393	170	—	25	25	—	—	87	—	—	—	—	—	—	—	—	700	732
Mr Rodrigo Echenique GordilloA	90	57	—	17	—	—	—	56	600	400	400	240	240	1,880	—	2,775	4,875	4,830
Mr Guillermo de la Dehesa Romero	90	170	—	25	25	—	—	89	—	—	—	—	—	—	—	—	399	441
Ms Homaira Akbari	90	—	40	—	—	—	15	81	—	—	—	—	—	—	—	—	226	199
Mr Ignacio Benjumea Cabeza de Vaca	90	170	—	—	25	40	15	93	—	—	—	—	—	—	—	91	524	513
Mr Francisco Javier Botín-Sanz de Sautuola y O’SheaB	90	—	—	—	—	—	—	47	—	—	—	—	—	—	—	—	137	121
Ms Sol Daurella Comadrán	90	—	—	25	25	—	15	85	—	—	—	—	—	—	—	—	240	215
Ms Esther Giménez-Salinas i Colomer	90	—	—	4	—	40	15	79	—	—	—	—	—	—	—	—	228	196
Ms Belén Romana García	160	170	40	—	—	40	15	100	—	—	—	—	—	—	—	—	525	414
Mr Ramiro Mato García-Ansorena	140	170	40	—	—	40	15	95	—	—	—	—	—	—	—	—	500	450
Mr Álvaro Cardoso de SouzaC	160	—	—	—	—	40	15	61	—	—	—	—	—	—	—	—	276	148
Mr Henrique Manuel Drummond Borges Cirne de CastroD	41	—	8	—	4	—	—	33	—	—	—	—	—	—	—	—	86	—
Ms Pamela Ann WalkdenE	16	—	7	—	—	—	—	11	—	—	—	—	—	—	—	—	34	—
Mr Carlos Fernández GonzálezF	74	—	33	21	21	—	—	65	—	—	—	—	—	—	—	—	214	266
Mr Juan Miguel Villar MirG	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	108
Total 2019	1,794	1,247	168	117	125	200	120	1,094	6,317	2,572	2,572	1,543	1,543	14,547	2,003	5,772	27,187	—
Total 2018	1,763	1,275	160	113	125	247	61	872	7,517	3,254	3,254	1,952	1,952	17,929	2,284	2,932	—	27,761

A.	Ceased to be an executive director on 30 April 2019. Non-executive director since 1 May 2019.

B.	All amounts received were reimbursed to Fundación Botín.

C.	Director since 1 April 2018.

D.	Director since 17 July 2019.

E.	Director since 29 October 2019.

F.	Ceased to be a director on 28 October 2019

G.	Ceased to be a director on 1 January 2019

H.	Includes committee chairmanship and other roles emoluments.

I.
Includes, inter alia, the life and medical insurance costs borne by the Group relating to Bank directors as well as a fixed supplement approved as part of the benefit systems transformation of the Executive Directors Ms Ana Botín and Mr José Antonio Álvarez

Following is the detail, by executive director, of the salaries linked to multiannual objectives at their fair value, which will only be received if the conditions of permanence in the group, non-applicability of “malus” clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 47.

Thousand euros
	2019			2018
	Variable subject to Long-term objectives[1]
	In cash	In shares	Total	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	821	821	1,642	1,864
Mr. José Antonio Álvarez Álvarez	548	548	1,096	1,246
Mr. Rodrigo Echenique Gordillo	252	252	504	990
Total	1,621	1,621	3,242	4,100
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2023, 2024 and 2025, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of “malus” clauses and achievement of the objectives established.
The fair value has been determined at the grant date based on the valuation report of an independent expert, Willis Towers Watson. Based on the design of the plan for 2019 and the levels of achievement of similar plans in comparable entities, the expert concludes that the reasonable range for estimating the initial achievement ratio is around 60% - 80%. Accordingly, it has been considered that the fair value is 70% of the maximum (see Note 47).
Note 5.e below includes disclosures on the shares delivered from the deferred remuneration schemes in place in previous years and for which delivery conditions were met , as well as on the maximum number of shares that may be received in future years in connection with the aforementioned 2019 and 2018 variable remuneration plans.
b) Remuneration of the Board members as representatives of the Bank
By resolution of the executive committee, all the remuneration received by the Bank’s directors who represent the Bank on the Boards of Directors of listed companies in which the Bank has a stake, paid by those companies and relating to appointments made on or after 18 March, 2002, accrues to the Group. In 2019 and 2018 the Bank’s directors did not receive any remuneration in respect of these representative duties.
On the other hand, Mr, Alvaro Cardoso de Souza, in his role as non-executive Chairman of Banco Santander (Brasil) S.A. received a remuneration in 2019 of 1,752 thousand Brazilian reales (397 thousand euro), and Mr. Rodrigo Echenique, received a remuneration of 666 thousand euro for his role as Chairman of the board of the Santander Spain business unit for the period from 1 May 2019 to 31 December 2019.
c) Post-employment and other long-term benefits
The executive directors other than Mr Rodrigo Echenique participate in the defined benefit system created in 2012, which covers the contingencies of retirement, disability and death. The Bank makes annual contributions to the benefit plans of its executive directors. The contracts of the executive directors (and the other members of the Bank’s senior management) with defined benefit pension commitments were amended in 2012 to align them with the new system, transforming them into a defined contribution system. The new system gives executive directors the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system, and replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement and up until the retirement date, executive directors, except for Mr. Rodrigo Echenique, have the right to receive an annual allotment.
The initial balance for each of the executive directors in the new defined benefits system corresponded to the market value of the assets from which the provisions corresponding to the respective accrued obligations had materialised on the date on which the old pension commitments were transferred into the new benefits system.
Since 2013, the Bank has made annual contributions to the benefits system for executive directors and senior executives, in proportion to their respective pensionable bases, until they leave the Group or until their retirement within the Group, death, or disability (including, if applicable, during pre-retirement).
Mr Rodrigo Echenique’s contract did not provide for any charge to Banco Santander regarding benefits, without prejudice to the pension rights to which Mr Echenique was entitled prior to his appointment as executive director.
The benefit plan is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., and the economic rights of the foregoing directors under this plan belong to them regardless of whether or not they are active at the Bank at the time of their retirement, death or disability.
In accordance with the provisions of the remuneration regulations, contributions made calculated on variable remuneration are subject to the discretionary pension benefits regime. Under this regime, contributions are subject to malus clauses and clawback according to the policy in force at any given time and during the same period in which the variable remuneration is deferred.
Furthermore, they must be invested in bank shares for a period of five years from the date when the executive director leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the executive director, or it will be paid to the executive director or to their beneficiaries in the event of a contingency covered by the benefits system.
Until March 2018, the system also included a supplementary benefits scheme for cases of death (death of spouse and death of parent) and permanent disability of serving directors envisaged in the contracts of Ms Ana Botín and Mr José Antonio Álvarez.
As per the director´s remuneration policy approved at the 23 March 2018 general shareholder´s meeting, the system was changed with a focus on:

•	Aligning the annual contributions with practices of comparable institutions.

•	Reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and permanent disability of serving directors.

•	Not increasing total costs for the Bank.
The changes to the system were the following:

•
Fixed and variable pension contributions were reduced to 22% of the respective pensionable bases. The gross annual salaries and the benchmark variable remuneration were increased in the corresponding amount with no increase in total costs for the Bank. The pensionable base for the purposes of the annual contributions for the executive directors is the sum of fixed remuneration plus 30% of the average of their last three variable remuneration amounts (or, in the event of Mr José Antonio Álvarez’s pre-retirement, his fixed remuneration as a senior executive vice president).

•
The death and disability supplementary benefits were eliminated since 1 April 2018. A fixed remuneration supplement (included in other remuneration in section a.iii in this note) was implemented the same date.

•	The total amount insured for life and accident insurance was increased.
The provisions recognised in 2019 and 2018 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

Thousand euros
	2019	2018
Ms Ana Botín-Sanz de Sautuola y O’Shea	1,145	1,234
Mr José Antonio Álvarez Álvarez	858	1,050
	2,003	2,284

Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2019 and 2018:

Thousand euros
	2019	2018
Ms Ana Botín-Sanz de Sautuola y O’Shea[1]	48,104	46,093
Mr José Antonio Álvarez Álvarez	17,404	16,630
Mr Rodrigo Echenique Gordillo [2]	13,268	13,614
	78,776	76,337

1.	Includes the amounts relating to the period of provision of services at Banesto, externalised with another insurance company.

2.
Mr. Rodrigo Echenique does not participate in the defined pension scheme defined in the preceding paragraphs. However, as a previous executive director and for informational purposes, this year's table includes the rights to which he was entitled prior to his designation as such. The payments made to him in 2019 with respect to his participation in this plan amounted to 0.9 million euros (0.9 million euros in 2018).

d) Insurance
The Group pays for life insurance policies for the Bank’s directors, who will be entitled to receive benefits if they are declared disabled; in the event of death, the benefits will be payable to their heirs. The premiums paid by the Group are included in the Other remuneration column of the table shown in Note 5.a.iii above. Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
Thousand euros
	2019	2018
Ms. Ana Botín-Sanz de Sautuola y O’Shea	22,475	22,710
Mr. José Antonio Álvarez Álvarez	19,373	19,694
Mr. Rodrigo Echenique Gordillo	5,400	5,400
	47,248	47,804

The insured capital has been modified in 2018 for Ms Ana Botín and Mr José Antonio Alvarez as part of the pension systems transformation set out in Note 5.c) above, which has encompassed the elimination of the supplementary benefits systems (death of spouse and death of parent) and the increase of the life insurance annuities.
During 2019 and 2018, the Group has disbursed a total amount of 11.6 million euros and 10.1 million euros, respectively, for the payment of civil-liability insurance premiums. These premiums correspond to several civil-liability insurance policies that hedge, among others, directors, senior executives and other managers and employees of the Group and the Bank itself, as well as its subsidiaries, in light of certain types of potential claims. For this reason, it is not possible to disaggregate or individualize the amount that correspond to the directors and executives.
As of 31 December 2019 and 2018, no life insurance commitments exist for the Group in respect of any other directors.
e) Deferred variable remuneration systems
The following information relates to the maximum number of shares to which the executive directors are entitled at the beginning and end of 2019 and 2018 due to their participation in the deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to 2019 and prior years, as well as on the deliveries, in shares or in cash, made to them in 2019 and 2018 once the conditions for the receipt thereof had been met (see Note 47):
i) Deferred conditional variable remuneration plan
From 2011 to 2015, the bonuses of executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration that puts them on the same remuneration level as senior executives and employees who assume risk (all of whom are referred to as identified staff) have been approved by the Board of Directors and instrumented, respectively, through various cycles of the deferred conditional variable remuneration plan. Application of these cycles, insofar as they entail the delivery of shares to the plan beneficiaries, was authorized by the related Annual General Meetings.
The purpose of these plans is to defer a portion of the bonus of the plan beneficiaries (60% in the case of executive directors) over a period of five years (three years for the plans approved up to 2014) for it to be paid, where appropriate, in cash and in Santander shares. The remaining 40% portion of the bonus is paid in cash and Santander shares (in equal parts), upon commencement of this plan, in accordance with the rules set forth below.
In addition to the requirement that the beneficiary remains in Santander Group’s employ, the accrual of the deferred remuneration is conditional upon none of the following circumstances existing in the opinion of the Board of Directors -following a proposal of the remuneration committee-, in relation to the corresponding year, in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s consolidated financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or its risk profile. All the foregoing shall be subject in each case to the regulations of the relevant plan cycle.
On each delivery, the beneficiaries will be paid an amount in cash equal to the dividends paid for the amount deferred in shares and the interest on the amount deferred in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, payment will be based on the price offered by the Bank for the bonus share rights corresponding to those shares.
The maximum number of shares to be delivered is calculated taking into account the daily volume-weighted average prices for the 15 trading sessions prior to the date on which the Board of Directors approves the bonus for the Bank’s Executive Directors for each year.
This plan and the Performance Shares (ILP) plan described below have been integrated for the executive directors and other senior managers in the deferred variable compensation plan linked to multiannual objectives, in the terms approved by the General Meeting of Shareholders held on March 18, 2016.
ii) Deferred variable compensation plan linked to multiannual objectives
In the annual shareholders meeting of 12 March 2016, with the aim of simplifying the remuneration structure, improving the ex-ante risk adjustment and increasing the incidence of long-term objectives, the bonus plan (deferred and conditioned variable compensation plan) and ILP were replaced by one single plan, the deferred multiyear objectives variable remuneration plan.
The variable remuneration of executive directors and certain executives (including senior management) corresponding to 2019 has been approved by the Board of Directors and implemented through the fourth cycle of the deferred variable remuneration plan linked to multi-year objectives. The application of the plan was authorised by the annual general meeting of shareholders, as it entails the delivery of shares to the beneficiaries.
As indicated in section a.ii of this Note, 60% of the variable remuneration amount is deferred over five years (three years for certain beneficiaries, not including executive directors), to be paid, where appropriate, in five portions, provided that the conditions of permanence in the group and non-concurrence of malus clauses are met, and subject to long term metrics, according to the following accrual scheme:

•	The accrual of the first and second parts (instalments in 2021 and 2022) is conditional on none of the malus clauses being triggered.

•
The accrual of the third, fourth and fifth parts (instalments in 2023, 2024 and 2025) is linked to the fulfilment of certain objectives related to the 2019‑2021 period and the metrics and scales associated with those objectives, as well as to non-concurrence of malus clauses. These objectives are:

–	the growth of consolidated earnings per share in 2021 compared to 2018;

–	the relative performance of the Bank’s total shareholder return (RTA) in the 2019‑2021 period in relation to the weighted RTAs of a reference group of 9 credit institutions;

–	compliance with the fully loaded ordinary level 1 capital objective for the year 2021;
The degree of compliance with the above objectives determines the percentage to be applied to the deferred amount in these three annuities, the maximum being the amount determined at the end of the year 2019 when the total variable remuneration is approved.
Both the immediate (short-term) and each of the deferred (long-term and conditioned) portions are paid 50% in cash and the remaining 50% in Santander shares.
The accrual of deferred amounts (whether or not subject to performance measures) is conditioned, in addition to the permanence of the beneficiary in the Group, to non-occurrence, during the period prior to each of the deliveries, of any the circumstances giving rise to the application of malus as set out in the Group’s remuneration policy in its chapter related to malus and clawback. Likewise, the amounts already paid of the incentive will be subject to clawback by the Bank in the cases and during the term foreseen in said policy, and in accordance with the terms and conditions foreseen in it.
The application of malus and clawback is activated in cases in which there is poor financial performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:

(i)	Significant failures in risk management committed by the entity, or by a business unit or risk control.

(ii)	The increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.

(iii)	Regulatory sanctions or judicial sentences from events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.

(iv)
Irregular conduct, whether individual or collective. In this regard, the negative effects derived from the marketing of inappropriate products and the responsibilities of the people or bodies that made those decisions will be specially considered.

The maximum number of shares to be delivered is calculated by taking into account the average weighted daily volume of the average weighted listing prices corresponding to the fifteen trading sessions prior to the previous Friday (excluded) to the date on which the bonus is agreed by the board of executive directors of the Bank.
iii) Shares assigned by deferred variable remuneration plans
The following table shows the number of Santander shares assigned to each executive director and pending delivery as of January 1, 2018, December 31, 2018 and 2019, as well as the gross shares that were delivered to them in 2018 and 2019, either in the form of an immediate payment or a deferred payment. In this case after having been appraised by the board, at the proposal of the remuneration committee, that the corresponding one-fifth (one third until 2014) of each plan had accrued. They come from each of the plans through which the variable remunerations of deferred conditional variable remuneration plans in 2014, and 2015 and of the deferred conditional and linked to multiannual objectives in 2016, 2017, 2018 and 2019.

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1, 2018	Shares delivered in 2018 (immediate payment 2017 variable remuneration)	Shares delivered in 2018 (deferred payment 2016 variable remuneration)	Shares delivered in 2018 (deferred payment 2015 variable remuneration)	Shares delivered in 2018 (deferred payment 2014 variable remuneration)	Variable remuneration 2018 (Maximum number of shares to be delivered)
2014 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	61,721				(61,721)
Mr José Antonio Álvarez Álvarez²	26,632				(26,632)
	88,353				(88,353)
2015 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	257,617			(64,404)
Mr José Antonio Álvarez Álvarez	171,242			(42,811)
Mr Rodrigo Echenique Gordillo	126,846			(31,712)
	555,705			(138,927)
2016 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	360,512		(72,102)
Mr José Antonio Álvarez Álvarez	243,332		(48,667)
Mr Rodrigo Echenique Gordillo	180,226		(36,046)
	784,070		(156,815)
2017 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	574,375	(229,750)
Mr José Antonio Álvarez Álvarez	384,118	(153,647)
Mr Rodrigo Echenique Gordillo	299,346	(119,738)
	1,257,839	(503,135)
2018 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea						860,865
Mr José Antonio Álvarez Álvarez						575,268
Mr Rodrigo Echenique Gordillo						456,840
						1,892,973
2019 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea
Mr José Antonio Álvarez Álvarez
Mr Rodrigo Echenique Gordillo[3]

1
For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

2	Maximum number of shares resulting from their participation in the corresponding plans during their stage as general manager.

3	Ceased to be an executive director on 30 April 2019.

4
In addition, Mr. Ignacio Benjumea Cabeza de Vaca maintains the right to a maximum of 70,741 shares arising from his participation in the corresponding plans during his term as executive vice president.

Maximum number of shares to be delivered at December 31, 2018	Shares delivered in 2019 (immediate payment 2018 variable remuneration)	Shares delivered in 2019 (deferred payment 2017 variable remuneration)	Shares delivered in 2019 (deferred payment 2016 variable remuneration)	Shares delivered in 2019 (deferred payment 2015 variable remuneration)	Variable remuneration 2019 (Maximum number of shares to be delivered)[1]	Maximum number of shares to be delivered at December 31, 2019[4]

193,213				(64,404)		128,809
128,431				(42,811)		85,620
95,134				(31,712)		63,422
416,778				(138,927)		277,851

288,410			(72,102)			216,308
194,665			(48,667)			145,998
144,180			(36,046)			108,134
627,255			(156,815)			470,440

344,625		(68,925)				275,700
230,471		(46,094)				184,377
179,608		(35,922)				143,686
754,704		(150,941)				603,763

860,865	(344,346)					516,519
575,268	(230,107)					345,161
456,840	(182,736)					274,104
1,892,973	(757,189)					1,135,784

					887,193	887,193
					592,915	592,915
					272,480	272,480
					1,752,588	1,752,588
In addition, the table below shows the cash delivered in 2019 and 2018, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

Thousand of euros
	2019		2018
	Cash paid (immediate payment 2018 variable remuneration)	Cash paid (deferred payments from 2017, 2016 and 2015 variable remuneration)	Cash paid (immediate payment 2017 variable remuneration)	Cash paid (deferred payments from 2016, 2015 and 2014 variable remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,480	1,025	1,370	947
Mr. José Antonio Álvarez Álvarez[1]	989	686	916	574
Mr. Rodrigo Echenique Gordillo	785	519	714	305
	3,254	2,230	3,000	1,826

1.	Includes paid cash corresponding to his participation in the corresponding plans during the time as executive vice president.
iv) Information on former members of the Board of Directors
The chart below includes information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to 1 January 2018 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2019 and 2018 to former board members, upon achievement of the conditions for the receipt thereof (see Note 47):

Maximum number of shares to be delivered[1]
	2019	2018
Deferred conditional variable remuneration plan (2015)	121,694	182,541
Deferred conditional variable remuneration plan and linked to objectives (2016)	98,253	171,696
Deferred conditional variable remuneration plan and linked to objectives (2017)	140,530	175,662

Number of shares delivered
	2019	2018
Deferred conditional variable remuneration plan (2014)	—	148,589
Deferred conditional variable remuneration plan (2015)	60,847	60,847
Performance shares plan ILP (2015)	129,612	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	42,924	42,924
Deferred conditional variable remuneration plan and linked to objectives (2017)	35,132	117,108
In addition, 663 thousand euros and 2,057 thousand euros relating to the deferred portion payable in cash of the aforementioned plans were paid each in 2019 and 2018.
f) Loans
The Group’s direct risk exposure to the bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognised:

Thousand euros
	2019			2018
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	18	—	18	18	—	18
Mr. José Antonio Álvarez Álvarez	27	—	27	8	—	8
Mr. Bruce Carnegie-Brown	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo	33	—	33	29	—	29
Mr. Javier Botín-Sanz de Sautuola y O’Shea	21	—	21	15	—	15
Ms. Sol Daurella Comadran	55	—	55	53	—	53
Mr. Carlos Fernández Gonzàlez[1]	—	—	—	12	—	12
Ms. Esther Gimenez-Salinas i Colomer	1	—	1	1	—	1
Mr. Ignacio Benjumea Cabeza de Vaca	1	—	1	—	—	—
Ms. Belén Romana García	21	—	21	21	—	21
Mr. Guillermo de la Dehesa Romero	56	—	56	21	—	21
	233	—	233	178	—	178

1.	Ceased to be a director on December 2019.
g) Senior managers
The table below includes the amounts relating to the short-term remuneration of the members of senior management at December 31, 2019 and those at December 31, 2018, excluding the remuneration of the executive directors, which is detailed above:

Thousand of euros
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares	Pensions	Other remuneration[1]	Total [3]
2019	18	22,904	7,668	7,669	3,336	3,337	6,282	7,491	58,687
2018	18	22,475	8,374	8,374	3,791	3,791	6,193	7,263	60,261

1.	Includes other remuneration items such as life and medical insurance premiums and localization aids .

2.	The amount of immediate payment in shares for 2019 is 2,090,536 shares (1,936,037 Santander shares in 2018)

3.	The deferred amount in shares not linked to long-term objectives for 2019 is 900,534 shares (877,154 Santander shares in 2018).
Likewise, the shareholders meeting of 12 April 2019 approved the 2019 Digital Transformation Incentive, which is a variable compensation system that includes the delivery of Santander shares and share options subject to meeting certain important milestones of the Group's digital roadmap.
Three senior executives are included within this plan, which is aimed at a larger group of up to 250 employees whose performance is considered essential to the growth and digital transformation of Santander Group. The three employees have been awarded a total overall amount of 2,100 thousand euro, which will be provided to them in thirds, on the third, fourth and fifth anniversary of the granting date (2023, 2024 and 2025).
The 2,100 thousand euro amount is implemented in 286,104 Santander shares and 1,495,726 options over Santander shares, using for these purposes the fair value of the options at the moment of their grant (0.702 euros).
See Note 47 for further detail on the Digital Transformation Incentive.
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at December 31, 2019 and 2018 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see Note 47):

Thousand of euros
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2019	18	3,503	3,504	7,007
2018	18	3,981	3,981	7,962

1.
Relates in 2019 with the fair value of the maximum annual amounts for years 2022, 2023 and 2024 of the third cycle of the deferred conditional variable remuneration plan (2021, 2022 and 2023 for the first cycle of the deferred variable compensation plan linked to annual objectives for the year 2017).

Senior executive vice presidents who retired in 2019 and, therefore, were not members of senior management at year-end, received in 2019 salaries and other remuneration relating to their termination amounting to EUR 6,789 thousand (EUR 1,861 thousand in 2018). Likewise, these same individuals have generated as senior managers the right to obtain variable remuneration linked to long-term objectives for a total amount of 618 thousand euro (this right has not been generated in 2018 in respect of any employee who has ceased in his/her role as senior manager)
The average total remuneration awarded to women who were part of the senior management during 2019, excluding executive directors, is 1% higher than the average remuneration of men senior managers.
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of December 31, 2019 and 2018 relating to the deferred portion under the various plans then in force is the following (see Note 47):

Maximum number of shares to be delivered
	2019	2018
Deferred conditional variable remuneration plan (2015)	391,074	705,075
Performance shares plan ILP (2015)	—	515,456
Deferred conditional variable remuneration plan and linked to objectives (2016)	660,205	1,079,654
Deferred conditional variable remuneration plan and linked to objectives (2017)	1,115,570	1,434,047
Deferred conditional variable remuneration plan and linked to objectives (2018)	1,986,754	2,192,901
Deferred conditional variable remuneration plan and linked to objectives (2019)	2,273,859	—

Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2019 and 2018 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2019	2018
Deferred conditional variable remuneration plan (2014)	—	248,963
Deferred conditional variable remuneration plan (2015)	257,187	261,109
Performance shares plan ILP (2015)	515,456	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	215,868	258,350
Deferred conditional variable remuneration plan and linked to objectives (2017)	245,575	—

As indicated in Note 5.c above, senior management participate in the benefit system created in 2012, which covers the contingencies of retirement, disability and death. The Bank makes annual contributions to the benefit plans of its senior managers.
In 2012, the contracts of the senior managers with benefit pension commitments were amended to transform them into a contribution system. The system, which is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., gives senior managers the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system. This new system replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement, and up to the retirement date, senior managers appointed prior to September 2015 are entitled to receive an annual allowance.
In addition, further to applicable remuneration regulations, from 2016 (inclusive), a discretionary pension benefit component of at least 15% of total remuneration in contributions to the pension system has been included. Under the regime corresponding to these discretionary benefits, the contributions that are calculated on variable remunerations are subject to malus and clawback clauses, subject to policies applicable at each time, and during the same period in which the variable remuneration is deferred.
Likewise, the annual contributions calculated on variable remunerations must be invested in Bank shares for a period of five years from the date tht the senior manager leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the senior manager, or it will be paid to the senior manager or to their beneficiaries in the event of a contingency covered by the benefits system.
At the begining of 2018 the contracts of certain senior managers went through the amendments set out in note 5.c. for executive directors. The amendments, aimed at aligning the annual contributions with practices of comparable institutions and reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and in the event of permanent disability while still in active employment, with no increase in total costs for the Bank, were the following:

•	Contributions to the pensionable bases were reduced. Gross annual salaries were increased in the corresponding amount .

•
The death and disability supplementary benefits were eliminated since January 1, 2018. A fixed remuneration supplement reflected in other remuneration in the table above was implemented on the same date.

•	The amounts insured for life and accident insurance were increased.
All of the above was done without an increase in total cost for the Bank.
The balance as of December 31, 2019 in the pension system for those who were part of senior management during the year amounted to EUR: 69.8 million (EUR: 66.5 million in December 31, 2018).
The net charge to income corresponding to pension and supplementary benefits for widows, orphans and permanent invalidity amounted to EUR 6.3 million in 2019 (EUR: 6.4 in December 31, 2018).
In 2019 and 2018 there have been no payments in the form of a single payment of the annual voluntary pre-retirement allowance.
Additionally, the capital insured by life and accident insurance at December 31, 2019 of this group amounts to EUR 134.1 million (EUR: 133.3 million at December 31, 2018).
h) Post-employment benefits to former Directors and former senior executive vice presidents
The post-employment benefits and settlements paid in 2019 to former directors of the Bank, other than those detailed in note 5.c amounted to EUR 6.3 million (2018: EUR 13.8 million). Also, the post-employment benefits and settlements paid in 2019 to former executive vice presidents amounted to EUR 6.5 million (2018: EUR 63 million).
Contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits to previous members of the Bank’s board of directors, amounted to EUR 0.2 million in 2019 (EUR 0.5 million in 2018). Likewise, contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits for previous senior managers amounted to EUR 5.5 million in 2019 (EUR 5.4 million in 2018).
In addition, Provisions - Pension Fund and similar obligations in the consolidated balance sheet as at December 31, 2019 included EUR 65.7 million in respect of the post-employment benefit obligations to former Directors of the Bank (December 31, 2018: EUR 70.2 million) and EUR 172 million corresponding to former senior managers (2018: EUR 179 million).
i) Pre-retirement and retirement
In case of termination in their role as executive directors prior to reaching their retirement age, the following executive directors will be entitled to take pre-retirement , subject to the terms indicated below:
Ms. Ana Botín will be entitled to take pre-retirement in the event of termination for reasons other than breach. In such case, she will be entitled to an annual emolument equivalent to her fixed remuneration plus 30% of the average of her latest amounts of variable remuneration, up to a maximum of three years. This emolument would be reduced by up to 8% in the event of voluntary retirement before the age of 60. This assignment will be subject to malus and clawback conditions in effect for a period of 5 years. Mr. José Antonio Álvarez will be entitled to take pre-retirement in the event of termination for reasons other than his own free will or breach. In such case, he will be entitled to an annual emolument equivalent to the fixed remuneration corresponding to him as senior executive vice president. This assignment will be subject to malus and clawback conditions in effect for a period of 5 years.
j) Contract termination
The executive directors and senior managers have indefinite-term employment contracts. Executive directors or senior managers whose contracts are terminated voluntarily or due to breach of duties are not entitled to receive any economic compensation. If the Bank terminates the contract for any other reason, they will be entitled to the corresponding legally-stipulated termination benefit, without prejudice to any compensation that may for non-competition obligations, as detailed in the directors' remuneration policy.
If the Bank were to terminate her contract, Ms. Ana Botín would have to remain at the Bank’s disposal for a period of four months in order to ensure an adequate transition, and would receive her fixed salary during that period.
k) Information on investments held by the directors in other companies and conflicts of interest
None of the members of the board of directors or persons related to them perform, as independent professionals or asemployees, activities that involve effective competition, be it present or potential, with the activities of Banco Santander, S.A., or that, in any other way, place the directors in an ongoing conflict with the interests of Banco Santander, S.A.
Without prejudice to the foregoing, following is a detail of the declarations by the directors with respect to their equity interests in companies not related to the Group whose object is banking, financing or lending; and of the management or governing functions, if any, that the directors discharge thereat.

Administrator	Denomination	Number of shares	Functions
Ms. Ana Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.*	5,000,000	—
Mr. Bruce Neil Carnegie-Brown	Moneysupermarket.com Group plc	30,000	—
	Lloyd’s of London Ltd	—	President**
Mr. Guillermo de la Dehesa Romero	Goldman, Sachs & Co. (The Goldman Sachs Group, Inc.)	19,546	—
Mr. Javier Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.	6,929,853	—
	JB Capital Markets Sociedad de Valores, S.A.	2,077,198	President
Ms. Pamela Ann Walkden	Standard Chartered Bank***	651,141	—
Mr. Ramiro Mato García-Ansorena	BNP Paribas, S.A.	13,806	—
Mr. Rodrigo Echenique Gordillo	Mitsubishi UFJ Financial Group*	17,500	—
	Contingent convertible (CoCos) issued in 2018 by Caixabank, S.A*	1	—
	Ares Capital Corporation	13,128	—

*	Indirect ownership.

**	Non-executive.

***	includes: Ordinary shares; Deferred shares; Deferred option and Management Long Term Inventive Plan (MLTIP).

In addition, according to the Article 40 of the rules and regulations of the Board, the Board, following a favorable report from the audit committee, must authorize the operations that the bank carries out with directors (unless their approval corresponds by law to the Shareholders Meeting), with the exception of those that simultaneously meet the conditions referred to in paragraph 2 of said Article 40.
Accordingly, the related party transactions carried out during the financial year met the conditions established in the regulations of the board of directors so as not to require a prior favourable report from the audit committee and subsequent authorisation from the board of directors.
In addition, during 2019 there were 49 occasions in which, in accordance with the provisions of article 36.1 (b) (iii) of the Regulations of the Board, the directors have abstained from intervening and voting in the deliberation of matters in the sessions of the board of directors or its committees. The breakdown of the 49 cases is as follows: on 28 occasions they were due to proposals for the appointment, re-election or resignation of directors, as well as members of board committees; on 13 occasions it was about retributive aspects or the granting of loans or credits and on 8 occasions the abstention occurred in relation to the annual verification of the directors’ suitability or nature.